Derivative Contract Information - Effect of Derivative Contracts on the Fund's Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended			12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017		Mar. 31, 2018	Mar. 31, 2017		Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net realized gain/(loss) on Gold Delivery Agreement	$ (415)	$ (520)	$ (1,227)	$ (86)	[1]	$ (533)	$ (86)	[1]	$ (1,833)	[2]
SPDR Long Dollar Gold Trust [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net realized gain/(loss) on Gold Delivery Agreement	(415)	$ (520)	$ (1,227)	(86)	[1]	(533)	(86)	[1]	(1,833)	[2]
Over-the-Counter ("OTC") [Member] | Gold Delivery Agreement [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net realized gain/(loss) on Gold Delivery Agreement	(415)			(86)		(533)	(86)		(1,833)
Over-the-Counter ("OTC") [Member] | SPDR Long Dollar Gold Trust [Member] | Gold Delivery Agreement [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net realized gain/(loss) on Gold Delivery Agreement	$ (415)			$ (86)		$ (533)	$ (86)		$ (1,833)

[1]	Fund commenced operations on January 27, 2017. See Note 1.
[2]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.